Offerings	Mar. 18, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,333,334
Proposed Maximum Offering Price per Unit | $ / shares	0.01
Maximum Aggregate Offering Price	$ 23,333.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 3.23
Offering Note

(1)
Represents the common stock, par value $0.0001 per share (“Common Stock”), of Innventure, Inc. (the “Company”) that will be offered for sale by the selling stockholders (the “Selling Stockholders”) named in the prospectus that forms a part of the Company’s registration statement on Form S-3 (the “Registration Statement”) to which this exhibit relates. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Common Stock being registered under the Registration Statement includes such indeterminate number of additional Common Stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the Common Stock being registered under the Registration Statement. Additionally, pursuant to Rule 416(b) under the Securities Act, if prior to the completion of the distribution of the Common Stock registered under the Registration Statement all shares of Common Stock are combined by a reverse stock split into a lesser number of Common Stock, the number of undistributed Common Stock covered by the Registration Statement shall be proportionately reduced.

(2)
Pursuant to Rule 457(g) under the Securities Act and solely for the purpose of calculating the registration fee with respect to the shares of Common Stock issuable upon exercise of each of the 2024 WTI Warrants (as defined below) and the 2025 WTI Warrants (as defined below), each expiring March 31, 2035, the proposed maximum offering price per unit and proposed maximum aggregate offering price are based upon the exercise price of each of the 2024 WTI Warrants and 2025 WTI Warrants of $0.01 per share.

(3)	Represents 2,333,334 shares of Common Stock that may be issued upon exercise of warrants (the “2024 WTI Warrants”) to purchase Common Stock held by WTI Fund X, LLC and WTI Fund XI, LLC.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit | $ / shares	0.01
Maximum Aggregate Offering Price	$ 7,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.97
Offering Note

(1)
Represents the common stock, par value $0.0001 per share (“Common Stock”), of Innventure, Inc. (the “Company”) that will be offered for sale by the selling stockholders (the “Selling Stockholders”) named in the prospectus that forms a part of the Company’s registration statement on Form S-3 (the “Registration Statement”) to which this exhibit relates. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Common Stock being registered under the Registration Statement includes such indeterminate number of additional Common Stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the Common Stock being registered under the Registration Statement. Additionally, pursuant to Rule 416(b) under the Securities Act, if prior to the completion of the distribution of the Common Stock registered under the Registration Statement all shares of Common Stock are combined by a reverse stock split into a lesser number of Common Stock, the number of undistributed Common Stock covered by the Registration Statement shall be proportionately reduced.

(2)
Pursuant to Rule 457(g) under the Securities Act and solely for the purpose of calculating the registration fee with respect to the shares of Common Stock issuable upon exercise of each of the 2024 WTI Warrants (as defined below) and the 2025 WTI Warrants (as defined below), each expiring March 31, 2035, the proposed maximum offering price per unit and proposed maximum aggregate offering price are based upon the exercise price of each of the 2024 WTI Warrants and 2025 WTI Warrants of $0.01 per share.

(4)	Represents 700,000 shares of Common Stock that may be issued upon exercise of warrants (the “2025 WTI Warrants”) to purchase Common Stock held by WTI Fund X, LLC and WTI Fund XI, LLC.